OTHER REAL ESTATE OWNED Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2017
Other Real Estate Owned [Abstract]
Other Real Estate Owned [Table Text Block]
A summary of expenses applicable to other real estate operations for the years ended December 31, 2017, 2016 and 2015, is as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Net loss from sales or write-downs of other real estate owned	$269	$66	$267
Other real estate expense, net of rental income	474	284	271
Expense from other real estate operations, net	$743	$350	$538